COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2019
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Schedule of Costs in Excess of Billings

	June 30,
	2018	2019

Contract costs incurred plus estimated earnings	$954,786	$1,120,282
Less: Progress billings	(783,845)	(915,346)

Cost and estimated earnings in excess of billings	170,941	204,936

Less: Allowance for doubtful accounts	(9,929)	(6,981)

	$161,012	$197,955

Schedule of Allowance For Doubtful Accounts Of Costs And Estimated Earnings In Excess Of Billings

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2017	2018	2019

Balance at the beginning of year	$6,383	$8,660	$9,929
Additions	2,404	1,038	(2,149)
Deconsolidation of a subsidiary	—	—	(465)
Translation adjustments	(127)	231	(334)

Balance at the end of the year	$8,660	$9,929	$6,981